Trade and other payables	12 Months Ended
Jun. 30, 2020
Trade and other payables
Trade and other payables

24 Trade and other payables

	2020	2019
	£’000	£’000
Trade payables	155,983	196,644
Other payables	8,526	4,689
Accrued expenses	70,638	94,381
Social security and other taxes	32,268	13,855
	267,415	309,569
Less: non-current portion
Trade payables	50,065	77,438
Other payables	1,257	1,745
Non-current trade and other payables	51,322	79,183
Current trade and other payables	216,093	230,386

(i)Accounting policy

Trade and other payables are liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. They are classified as current liabilities if payment is due within one year or less. If not they are presented as non-current liabilities.

(ii)Amounts included in trade payables

Trade payables include transfer fees and other associated costs in relation to the acquisition of registrations of £149,134,000 (2019: £187,544,000) of which £50,065,000 (2019: £77,438,000) is due after more than one year. Of the amount due after more than one year, £26,396,000 (2019: £59,889,000) is expected to be paid between 1 and 2 years, and the balance of £23,669,000 (2019: £17,549,000) is expected to be paid between 2 and 5 years.

(iii)Amounts included in accrued expenses

Accrued expenses include £1,259,000 (2019: £1,165,000) related to share‑based payment transactions expected to be cash‑settled.

(iv)Fair value of trade payables

The fair value of trade payables as at 30 June 2020 was £158,464,000 (2019: £199,922,000) before discounting of cash flows. The fair value of other payables is not materially different to their carrying amount.

(v)Government assistance

The UK government has made available a range of business support measures during COVID-19. The Group has benefited directly from government assistance in the form of payment deferrals for VAT. The quarterly VAT payments totalling £15,474,000 for the periods ended 29 February 2020 and 31 May 2020, originally due 31 March 2020 and 30 June 2020 respectively, have been deferred until 31 March 2021.